Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Summary Of Share Option Activity Under The Stock Option Plan
A summary of Elbit Systems’ share option activity under the stock option plan is as follows:

	2014		2013		2012
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding – beginning of the year	267,600	$48.09	1,385,492	$36.95	1,450,890	$37.07
Granted	—	—	21,000	39.60	30,000	35.21
Exercised	(148,974)	48.27	(1,094,592)	33.61	(69,898)	33.19
Forfeited	(14,500)	55.42	(44,300)	53.47	(25,500)	51.83
Outstanding – end of the year	104,126	$46.81	267,600	$48.09	1,385,492	$36.95
Options exercisable at the end of the year	61,220	$50.04	190,300	$50.04	1,271,266	$36.07

Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices
The options outstanding as of December 31, 2014, have been separated into ranges of exercise prices, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
$32.99 - $63.85	104,126	1.65	$46.81	61,220	$50.04

Compensation Expenses Before Tax
The expenses before tax were recorded as follows:

	Year ended December 31,
	2014	2013	2012
Cost of revenues	$190	$259	$1,785
R&D and marketing expenses	45	62	425
General and administration expenses	87	119	818
	$322	$440	$3,028

Weighted Average Exercise Price And Fair Value Of Options Granted
The weighted average exercise price and fair value of options granted during the years ended December 31, 2014, 2013 and 2012 were:

	Less than market price Year ended December 31,
	2014 (*)	2013	2012
Weighted average exercise price per share	$—	$39.60	$35.21
Weighted average fair value per share on grant date	$—	$9.74	$8.45

(*) During 2014 there were no grants.

Computation Of Basic And Diluted Net Earnings Per Share
Computation of basic and diluted net earnings per share:

	Year ended December 31, 2014			Year ended December 31, 2013			Year ended December 31, 2012
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$170,980	42,654	$4.01	$183,417	42,139	$4.35	$167,879	42,190	$3.98

Effect of dilutive securities:
Employee stock options	—	23		—	156		—	87
Diluted net earnings	$170,980	42,677	$4.01	$183,417	42,295	$4.34	$167,879	42,277	$3.97

(*) In thousands